Other reserves- impact on other reserves (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Equity issued to Ardagh Group	$ 4,988
AMP Promissory Note	1,085
Cash payment (see cash flow statement)	574
Initial fair value of Earnout Shares	284
Total consideration given	6,931
Less aggregate carrying value of net assets acquired *	(323)
Impact from predecessor accounting	6,608
Non-cash capital contribution	(814)
Other reserves on AMP Transfer at date of reorganization	130
Total impact on other reserves	1,112
Related party borrowings recognized as of acquisition date	1,741
Cash transferred	2,315
Other reserves
Total impact on other reserves	5,924
Public And Private Warrants
Financial liabilities recognised as of acquisition date	$ 41